Cash And Cash Equivalents (Tables)	6 Months Ended
Jun. 30, 2021
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents

Cash and cash equivalents consist of the following:

	June 30, 2021	December 31, 2020
Cash and cash equivalents	$227,117	$19,303
Restricted cash	5,736	11,425
Total cash and cash equivalents and restricted cash	$232,853	$30,728